PGIM S&P 500 Max Buffer ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 113.0%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $72,406)(wb)	72,406	$72,406
Options Purchased*~ 111.5%
(cost $5,079,708)		5,496,890

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 113.0% (cost $5,152,114)		5,569,296
Option Written*~ (13.0)%
(premiums received $314,352)		(637,704)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $4,837,762)		4,931,592
Liabilities in excess of other assets (0.0)%		(2,101)

Net Assets 100.0%		$4,929,491

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$13.01		74		7	$5,397,565
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34		74		7	99,325
Total Options Purchased (cost $5,079,708)								$5,496,890
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$696.71		74		7	$(637,704)
(premiums received $314,352)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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